Note 2 - Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	As of December 31, 2013
	(unaudited)
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,841	$—	$—	$3,841
Short-term investments:
Corporate debt securities	—	1,670	—	1,670

Total assets at fair value	$3,841	$1,670	$—	$5,511
	As of June 30, 2013
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$5,462	$—	$—	$5,462
Short-term investments:
Corporate debt securities	—	5,522	—	5,522
Commercial paper	—	500	—	500

Total assets at fair value	$5,462	$6,022	$—	$11,484
	As of June 30, 2012
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$6,805	$—	$—	$6,805
Commercial paper	—	500	—	500
Short-term investments:
Corporate debt securities	—	4,243	—	4,243
Commercial paper	—	999	—	999
Certificates of deposits	—	931	—	931

Total assets at fair value	$6,805	$6,673	$—	$13,478